As filed with the Securities and Exchange Commission on May 26, 2026

File Nos. 333-183945 and 811-22747

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 123

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 124

ALPS SERIES TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 623-2577

Camilla Nwokonko, Secretary

ALPS Series Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

3400 Walnut Street, Suite 700

Denver, CO 80205

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	On June 3, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 120 to its Registration Statement until June 3, 2026. Parts A, B and C of Registrant’s Post-Effective Amendment No. 120 under the Securities Act of 1933 and Amendment No. 121 under the Investment Company Act of 1940, filed on February 27, 2026, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Denver, and State of Colorado, on the 26th day of May, 2026.

ALPS SERIES TRUST

By:	/s/ Lucas Foss
Lucas Foss
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lucas Foss	President and Principal Executive Officer	May 26, 2026
Lucas Foss

/s/ Jill McFate	Treasurer, Principal Financial Officer, and Principal Accounting Officer	May 26, 2026
Jill McFate

/s/ Ward D. Armstrong*	Trustee and Chairman	May 26, 2026
Ward D. Armstrong

/s/ Merrillyn J. Kosier*	Trustee	May 26, 2026
Merrillyn J. Kosier

/s/ Patrick Seese*	Trustee	May 26, 2026
Patrick Seese

*	Signature affixed by Lucas Foss pursuant to a Power of Attorney dated November 21, 2024.